Parent Only Condensed Financial Statements - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Non-current assets:
Investment in subsidiaries		$ 2,772,245	$ 280,836
TOTAL ASSETS		2,772,245	280,836
Shareholders’ equity:
Ordinary shares, value	[1]		8,697
Additional paid-in capital		43,107,067	37,343,147
Accumulated deficit		(40,982,703)	(37,428,238)
Accumulated other comprehensive income		638,378	357,230
Total BIG TREE CLOUD HOLDINGS LIMITED’s shareholders’ equity		2,772,245	280,836
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		2,772,245	280,836
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	2,503
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	$ 7,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).